Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2012
Parent Company Financial Statements [Abstract]
Parent-Only Financial Statements

The following tables present Parent-only condensed financial statements.

Parent-Only Statement of Income

	Year ended December 31,
(in millions)	2012	2011	2010
Income
Dividends from subsidiaries:
Bank	$11,767	11,546	12,896
Nonbank	1,150	140	21
Interest income from subsidiaries	897	914	1,375
Other interest income	222	242	304
Other income	267	460	363
Total income	14,303	13,302	14,959
Expense
Interest Expense:
Indebtedness to nonbank subsidiaries	287	254	312
Short-term borrowings	1	1	1
Long-term debt	1,877	2,423	2,874
Other	23	8	2
Noninterest expense	1,127	77	1,335
Total expense	3,315	2,763	4,524
Income before income tax benefit and
equity in undistributed income of subsidiaries	10,988	10,539	10,435
Income tax benefit	(903)	(584)	(749)
Equity in undistributed income of subsidiaries	7,006	4,746	1,178
Net income	$18,897	15,869	12,362

Parent-Only Statement of Comprehensive Income

	Year ended December 31,
(in millions)	2012	2011	2010
Net income	$18,897	15,869	12,362
Other comprehensive income (loss), net of tax:
Securities available for sale	61	(50)	(30)
Derivatives and hedging activities	31	(1)	(88)
Defined benefit plans adjustment	(379)	(650)	114
Equity in other comprehensive income of subsidiaries	2,730	(830)	1,733
Other comprehensive income (loss), net of tax:	2,443	(1,531)	1,729
Total comprehensive income	$21,340	14,338	14,091

Parent-Only Balance Sheet

	December 31,
(in millions)	2012	2011
Assets
Cash and cash equivalents due from:
Subsidiary banks	$35,697	19,312
Nonaffiliates	5	30
Securities available for sale	7,268	7,427

Loans to subsidiaries:
Bank	-	3,885
Nonbank	41,068	46,987
Investments in subsidiaries:
Bank	148,693	135,155
Nonbank	19,492	17,294
Other assets	7,880	7,579
Total assets	$260,103	237,669
Liabilities and equity
Short-term borrowings	$1,592	759
Accrued expenses and other liabilities	8,332	7,052
Long-term debt	76,233	77,613
Indebtedness to nonbank subsidiaries	16,392	12,004
Total liabilities	102,549	97,428
Stockholders' equity	157,554	140,241
Total liabilities and equity	$260,103	237,669

Parent-Only Statement of Cash Flows

	Year ended December 31,
(in millions)	2012	2011	2010
Cash flows from operating activities:
Net cash provided by operating activities	$13,365	15,049	14,180
Cash flows from investing activities:
Securities available for sale:
Sales proceeds	6,171	11,459	2,441
Prepayments and maturities	30	-	-
Purchases	(5,845)	(16,487)	(119)
Loans:
Net repayments from (advances to) subsidiaries	9,191	1,318	(5,485)
Capital notes and term loans made to subsidiaries	(1,850)	(1,340)	-
Principal collected on notes/loans made to subsidiaries	2,462	5,779	11,282
Net decrease (increase) in investment in subsidiaries	(5,218)	(610)	1,198
Other, net	(2)	230	15
Net cash provided by investing activities	4,939	349	9,332
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and
indebtedness to subsidiaries	5,456	(242)	1,860
Long-term debt:
Proceeds from issuance	16,989	7,058	1,789
Repayment	(18,693)	(31,198)	(23,281)
Preferred stock:
Proceeds from issuance	1,377	2,501	-
Cash dividends paid	(892)	(844)	(737)
Common stock warrants repurchased	(1)	(2)	(545)
Common stock:
Proceeds from issuance	2,091	1,296	1,375
Repurchased	(3,918)	(2,416)	(91)
Cash dividends paid	(4,565)	(2,537)	(1,045)
Excess tax benefits related to stock option payments	226	79	98
Other, net	(14)	-	-
Net cash used by financing activities	(1,944)	(26,305)	(20,577)
Net change in cash and due from banks	16,360	(10,907)	2,935
Cash and due from banks at beginning of year	19,342	30,249	27,314
Cash and due from banks at end of year	$35,702	19,342	30,249